Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 30,460	$ 20,481	$ 13,589
Unrecognized compensation cost	24,866
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	684	1,646	2,679
Unrecognized compensation cost	$ 292
Weighted-average period over which unrecognized compensation cost will be recognized:	1 year 1 month 6 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 28,657	17,747	9,809
Unrecognized compensation cost	$ 24,116
Weighted-average period over which unrecognized compensation cost will be recognized:	2 years
Incentive Compensation Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 661	442	376
Unrecognized compensation cost	$ 458
Weighted-average period over which unrecognized compensation cost will be recognized:	1 year 7 months 6 days
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 458	$ 646	$ 725